Financial and capital management - Details on Outstanding Foreign Currency Forward Contracts and Cross Currency Basis Swaps (Details) ₱ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	1.00%	1.00%	1.00%
Reasonably possible change in risk variable impact on net earnings	$ 29,000,000
Equity price risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	5.00%	5.00%	5.00%
Reasonably possible change in risk variable impact on net earnings	$ 38,000,000
Currency risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	10.00%	10.00%	10.00%
Reasonably possible change in risk variable impact on net earnings	$ 4,000,000
Currency risk | Maturing in 2020 | Cash flow | Commercial paper | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		$ 1,512
Currency risk | Maturing in 2020 | Cash flow | Commercial paper | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	1,999,000,000
Currency risk | Maturing in 2020 | Cash flow | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		704	₱ 1,944
Currency risk | Maturing in 2020 | Cash flow | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	915,000,000
Currency risk | Maturing in 2020 | Cash flow | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	49,000,000
Currency risk | Maturing in 2020 | Economic | Anticipated transactions | Amount to receive | Economic - put options
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		261
Currency risk | Maturing in 2020 | Economic | Anticipated transactions | Amount to receive | Economic - options
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		228
Currency risk | Maturing in 2020 | Economic | Anticipated transactions | Amount to pay | Economic - put options
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	340,000,000
Currency risk | Maturing in 2020 | Economic | Anticipated transactions | Amount to pay | Economic - options
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	299,000,000
Currency risk | Maturing in 2021 | Cash flow | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		491
Currency risk | Maturing in 2021 | Cash flow | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	637,000,000
Currency risk | Maturing in 2021 | Economic | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		120
Currency risk | Maturing in 2021 | Economic | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	154,000,000
Top of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	13,000,000
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income	189,000,000
Bottom of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	27,000,000
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income	(178,000,000)
Interest rate swap contract | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	275,000,000
Interest rate swap contract | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	808,000,000	$ 600		$ 1,493,000,000	$ 1,150
Forward contract | Equity price risk | Settlement of share-based compensation plans
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	$ 40,000,000			$ 73,000,000